LOANS AND BORROWINGS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowings	R$ 23,517,000	R$ 25,456,030	R$ 22,404,426
Mortgage guarantees	5,286	20,343
Related To F I N A M E [Member]
IfrsStatementLineItems [Line Items]
Mortgage guarantees		16,742
Related To Tax Incentives And Other [Member]
IfrsStatementLineItems [Line Items]
Mortgage guarantees	R$ 5,286	R$ 3,601